Real Estate Properties - Income Statement Information for Disposal of Property (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations	$ 21,829	$ 34,878	$ (227,347)
Discontinued Operations, Held-for-sale | Discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental income	17	68	114
Real estate taxes	(88)	(97)	(92)
Utility expenses	(97)	(146)	(161)
Other operating expenses	(202)	(300)	(272)
General and administrative	(76)	(114)	(114)
Increase in carrying value of property included in discontinued operations	619	0	0
Income (loss) from discontinued operations	$ 173	$ (589)	$ (525)